Recapitalization and Common Control Transactions	12 Months Ended
Dec. 31, 2019
Recapitalization And Common Control Transactions
Recapitalization and Common Control Transactions

NOTE 4. RECAPITALIZATION AND COMMON CONTROL TRANSACTIONS

The purchase of Ethos, as described in Note 1, is being accounted for as a reverse recapitalization. As such, Reliance and its wholly owned subsidiaries are treated as the continuing company and Ethos is treated as the “acquired’’ company for financial reporting purposes. This determination was primarily based on the operations of Reliance’s subsidiaries comprising of substantially all the ongoing operations of the post-combination company, the parent company of Reliance owning 84.5% of the voting control of Reliance and Reliance’s parent senior management comprising substantially all of the senior management of the post-combination Company. Accordingly, for accounting purposes, the purchase of Ethos is treated as the equivalent of Reliance and its wholly owned subsidiaries are issuing stock for the net assets of Ethos, accompanied by a recapitalization. The net assets of Reliance are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the purchase of Ethos are the historical operations of Reliance and its wholly owned subsidiaries are the combined financial statements include Family Health Advisors, Inc., Employee Benefits Solutions, LLC, and Tri Star Benefits, LLC as discussed in Note 3.

The amount of consideration paid on September 21, 2018 to the controlling seller of Ethos was $287,500. Immediately following, the parent of Reliance owned approximately 50,000,000 preferred shares and 46,489,000 common shares of Ethos. Ethos was then renamed on October 18, 2018.

On October 24, 2018, Reliance Holdings and the Company entered into a Bill of Sale agreement to transfer all of the outstanding membership interest in EBS LLC and USB LLC. In exchange for the membership interest, the Board of Directors of the Company authorized and issued 16,400,000 shares of restricted common stock of the Company for all the membership interest of USB LLC and EBS LLC.

During September 2019, Reliance Holdings transferred all of the outstanding membership interest in SWMT and FIS to the Company. In exchange for the membership interest, the Board of Directors of Reliance Inc. issued 14,839,011 shares of restricted common stock of Reliance Inc. for all the membership interest of SWMT and FIS.